13. Income Taxes - (Details - Schedule of income taxes payable) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income taxes payable	$ 0	$ 0
Federal [Member]
Income taxes payable	0	0
State and Local [Member]
Income taxes payable	0	0
Foreign [Member]
Income taxes payable	$ 0	$ 0